Other Accrued Liabilities (Tables)	12 Months Ended
Jun. 30, 2018
Payables And Accruals [Abstract]
Components of Other Accrued Liabilities

The components of other accrued liabilities were as follows:

June 30,	2018	2017
($000)
Deferred revenue	$3,384	$2,345
Warranty reserve	4,679	4,546
Earnout arrangements	5,405	3,930
Other accrued liabilities	29,511	18,235
	$42,979	$29,056

Change in Carrying Value of Company's Warranty Reserve

The following table summarizes the change in the carrying value of the Company’s warranty reserve included in Other Accrued Liabilities as of and for the years ended June 30, 2018 and 2017.

Year Ended June 30,	2018	2017
($000)
Balance-Beginning of Year	$4,546	$3,908
Settlements during the period	(3,688)	(4,212)
Additional warranty liability recorded	3,821	4,850
Balance-End of Year	$4,679	$4,546